Retirement plans liabilities (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of defined benefit plans [abstract]
Beginning balance	R$ 31,921,400	R$ 13,387,913
Contributions received	3,007,321	3,056,032
Transfer with third party plans	10,580,681	16,854,605
Withdraws	(3,441,303)	(1,468,710)
Other provisions (Constitution/Reversion)	(54,828)	(14,680)
Monetary correction and interest income	(3,610,888)	(76,880)
Ending balance	R$ 45,733,815	R$ 31,921,400